INVESTMENT PROPERTIES, Maturity Analysis of Lease Payments Receivable under Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Payments [Abstract]
Investment properties	$ 30,723	$ 34,346	$ 35,542
Minimum [Member]
Lease Payments [Abstract]
Operating lease term	1 year
Maximum [Member]
Lease Payments [Abstract]
Operating lease term	12 years
Investment Property [Member]
Lease Payments [Abstract]
Lease payments receivable	$ 17,542
Impairment related to investment properties	0	0
Investment Property [Member] | Level 3 [Member]
Lease Payments [Abstract]
Investment properties	35,400	$ 36,400
Investment Property [Member] | 2025 [Member]
Lease Payments [Abstract]
Lease payments receivable	3,367
Investment Property [Member] | 2026 [Member]
Lease Payments [Abstract]
Lease payments receivable	3,350
Investment Property [Member] | 2027 [Member]
Lease Payments [Abstract]
Lease payments receivable	2,389
Investment Property [Member] | 2028 [Member]
Lease Payments [Abstract]
Lease payments receivable	2,371
Investment Property [Member] | 2029 [Member]
Lease Payments [Abstract]
Lease payments receivable	2,396
Investment Property [Member] | Thereafter [Member]
Lease Payments [Abstract]
Lease payments receivable	$ 3,669